Other Financial Assets	12 Months Ended
Dec. 31, 2024
Disclosure of other financial assets [abstract]
Other Financial Assets

NOTE 9. OTHER FINANCIAL ASSETS
As of the indicated dates, the balances of “Other Financial Assets” were as follows:

	12.31.24	12.31.23
Receivables from Spot Sales of Foreign Currency Pending Settlement	43,359,487	25,328,841
Receivables from Spot Sales of Government Securities Pending Settlement	1,178,670,402	69,412,927
Sundry Debtors	151,294,848	150,137,547
Mutual Funds	313,861,686	107,238,596
Premiums from financial guarantee contracts	9,010,842	12,098,268
Interest accrued receivable	21,450,357	24,736,872
Fiduciary Participation Certificates	19,569,938	120,687
Balances from claims pending recovery	57,093	8,545
Others	568,979	—
Minus: Allowances	(1,463,622)	(1,237,562)
Total	1,736,380,010	387,844,721
The credit rating quality analysis of Other Financial Assets as of December 31, 2024, was as follows:

	Debtors for Sale of Foreign Currency	Debtors for Cash sale of Government Securities to be Settled	Sundry Debtors	Mutual Funds	Premiums from financial guarantee contracts	Interest accrued receivable	Fiduciary participation certificates	Balances from claims pending recovery
Not yet due	43,359,487	1,178,670,402	151,253,042	313,861,686	9,010,842	21,450,357	19,569,938	626,072
Impaired/Uncollectible	—	—	41,806	—	—	—	—	—
Allowances	—	—	(1,463,622)	—	—	—	—	—
Total	43,359,487	1,178,670,402	149,831,226	313,861,686	9,010,842	21,450,357	19,569,938	626,072
The main factors considered by the Group to determine the impaired assets are their due date status and the possibility to realize the related collateral, if appropriate.
Related-party information is disclosed in Note 51.